D. Net Profit (Loss) Per Ordinary Share	12 Months Ended
Dec. 31, 2021
Notes
D. Net Profit (Loss) Per Ordinary Share

D.Net Profit (Loss) Per Ordinary Share

Basic net profit (loss) per ordinary share was computed in accordance with ASC No. 260-10 by dividing the net profit (loss) allocated to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. For purposes of calculating diluted earnings per ordinary share, the denominator includes both the weighted-average number of ordinary shares outstanding during the period and the number of ordinary share equivalents if the inclusion of such ordinary share equivalents is dilutive. Dilutive ordinary share equivalents potentially include stock options using the treasury stock method.

At December 31, 2021 the Company had no outstanding stock options as they have expired.

At December 31, 2020 and 2019 the Company had 112,500 outstanding options which did not influence the calculation of the net profit (loss) per ordinary share.